Discontinued Operations - Income (Loss) from Discontinued Operations, Net of Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Discontinued Operations [Line Items]
Income (Loss) from Discontinued Operations, net of Income Taxes	$ 8	$ 25	$ 16	$ 18	$ (4)	$ 9	$ 15	$ 15	$ 67	$ 35	$ (59)
Cross-Border Energy Lease Investments [Member]
Schedule of Discontinued Operations [Line Items]
Income (Loss) from Discontinued Operations, net of Income Taxes									41	36	28
Retail Electric and Natural Gas Supply Businesses of Pepco Energy Services [Member]
Schedule of Discontinued Operations [Line Items]
Income (Loss) from Discontinued Operations, net of Income Taxes									26	2	20
Conectiv Energy [Member]
Schedule of Discontinued Operations [Line Items]
Income (Loss) from Discontinued Operations, net of Income Taxes									$ 0	$ (3)	$ (107)